Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue
Total revenue	$ 388,545	$ 590,124	$ 1,755,113	$ 2,389,434	$ 3,008,361	$ 5,722,379
Operating Expenses and Costs
Practice salaries and benefits	180,754	449,759	868,499	1,546,806	1,995,127	3,231,117
Other practice operating expenses	207,068	349,467	768,439	1,221,272	1,556,759	2,205,085
Cost of product revenue	9,418	31,674	43,212	86,976	96,237	142,501
Selling, general and administrative expenses	500,736	631,828	1,581,906	2,492,740	3,038,936	3,623,402
Depreciation and amortization	20,155	82,743	75,417	254,514	282,950	352,027
Impairment loss		716,000		716,000	716,000	319,958
Total Operating Expenses and Costs	918,131	2,261,471	3,337,473	6,318,308	7,686,009	9,874,090
Loss from operations	(529,586)	(1,671,347)	(1,582,360)	(3,928,874)	(4,677,648)	(4,151,711)
Other Income (Expenses)
Gain (loss) on extinguishment of debt	85,150	2,580	260,122	(167,647)	(178,986)	(145,212)
Gain (loss) on change in fair value of debt	(197,939)	65,344	(352,627)	93,244	84,109
Loss on change in fair value of derivative financial instruments	(48,494)		(2,762)			92,641
Amortization of original issue discounts on notes payable	(109,470)	(322,141)	(729,163)	(801,762)	(1,316,165)	(427,808)
Gain from realization of contingent sale consideration receivable					125,355	1,090,857
Interest expense and other	(51,461)	(47,555)	(196,987)	(96,234)	(168,144)	(72,718)
Total other income (expenses)	(322,214)	(301,772)	(1,021,417)	(972,399)	(1,453,831)	537,760
Loss before provision for income taxes	(851,800)	(1,973,119)	(2,603,777)	(4,901,273)	(6,131,479)	(3,613,951)
Provision for income taxes
Loss from continuing operations					(6,131,479)	(3,613,951)
Discontinued operations (Note 4)
Loss from operations of discontinued operations						(72,321)
Gain from disposal of discontinued operations						2,674,069
Gain on discontinued operations						2,601,748
Net loss	$ (851,800)	$ (1,973,119)	$ (2,603,777)	$ (4,901,273)	$ (6,131,479)	$ (1,012,203)
Loss per share from continuing operations, basic and diluted:
Basic (in Dollars per share)					$ (2.18)	$ (1.37)
Fully diluted (in Dollars per share)					(2.18)	(1.37)
Gain on discontinued operations, basic and diluted:
Basic (in Dollars per share)					0	0.99
Fully diluted (in Dollars per share)					0	0.99
Net loss per share, basic and diluted:
Basic (in Dollars per share)	$ (0.3)	$ (0.7)	$ (0.92)	$ (1.74)	(2.18)	(0.39)
Fully diluted (in Dollars per share)	$ (0.3)	$ (0.7)	$ (0.92)	$ (1.74)	$ (2.18)	$ (0.39)
Weighted average number of common shares:
Basic (in Shares)	2,832,377	2,819,472	2,823,806	2,814,287	2,815,440	2,628,919
Fully diluted (in Shares)	2,832,377	2,819,472	2,823,806	2,814,287	2,815,440	2,628,919
Patient service revenue, net
Revenue
Total revenue	$ 380,780	$ 522,795	$ 1,705,635	$ 2,249,579	$ 2,872,177	$ 5,484,278
Subscription revenue
Revenue
Total revenue	1,450	32,367	18,133	48,161	32,425	58,901
Product revenue
Revenue
Total revenue	$ 6,315	$ 34,962	$ 31,345	$ 91,694	$ 103,759	$ 179,200